Summary of Principal Accounting Policies - Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue
Revenues	¥ 360,572,997	$ 56,581,772	¥ 389,809,179	¥ 790,760,152
Related party
Revenue
Revenues	126,399,990	19,834,917	177,025,427	402,889,899
Third party
Revenue
Revenues	234,173,007	36,746,855	212,783,752	387,870,253
One-time commissions
Revenue
Revenues	142,299,783	22,329,941	162,835,813	320,817,881
One-time commissions | Related party
Revenue
Revenues	13,477,880	2,114,973	58,396,476	60,723,911
One-time commissions | Third party
Revenue
Revenues	128,821,903	20,214,968	104,439,337	260,093,970
Recurring management fee
Revenue
Revenues	102,896,582	16,146,720	98,405,095	340,732,359
Recurring management fee | Related party
Revenue
Revenues	102,896,582	16,146,720	98,405,095	340,732,359
Recurring service fees
Revenue
Revenues	115,376,632	18,105,111	128,568,271	115,247,648
Recurring service fees | Related party
Revenue
Revenues	10,025,528	1,573,224	20,223,856	1,433,629
Recurring service fees | Third party
Revenue
Revenues	¥ 105,351,104	$ 16,531,887	¥ 108,344,415	113,814,019
Other service fees
Revenue
Revenues				13,962,264
Other service fees | Third party
Revenue
Revenues				¥ 13,962,264